Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable
Schedule of aggregate maturities of all term notes (amounts exclude unamortized discount)	Aggregate maturities of all term notes are as follows (amounts exclude unamortized discount at September 30, 2014):
2014	$1,411,236
2015	4,935,260
$6,346,496
Aggregate maturities of all term notes are as follows (amounts exclude unamortized discount at December 31, 2013):
2014	$5,463,002
2015	4,935,260

$10,398,262